SCHEDULE OF STOCK-BASED COMPENSATION EXPENSE BY AWARD TYPE (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	$ 399,932	$ 284,245	$ 2,877,766	$ 2,636,941	$ 2,812,566	$ 7,782,967
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	399,932	284,245	2,877,766	1,651,903
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total				$ 985,038